TCW Funds, Inc.

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

(the “U.S. Fixed Income Funds”)

Supplement dated December 30, 2021 to the

Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”)

dated March 1, 2021, as supplemented

Disclosure relating to the U.S. Fixed Income Funds:

Effective December 31, 2021, Tad Rivelle will retire as a Portfolio Manager of the U.S. Fixed Income Funds. Therefore, effective December 31, 2021, all references to Mr. Rivelle in the Prospectus and SAI are hereby removed in their entirety.

Disclosure relating to the TCW Enhanced Commodity Strategy Fund:

Effective December 31, 2021, Bryan Whalen and Ruben Hovhannisyan will be added to the portfolio management team of the TCW Enhanced Commodity Strategy Fund. Therefore, effective December 31, 2021, the disclosure under the heading “TCW Enhanced Commodity Strategy Fund — Portfolio Managers” on page 41 of the Prospectus is deleted in its entirety and replaced with the following:

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Bret R. Barker	9 years (Since inception of the Fund)	Managing Director
Ruben Hovhannisyan	Since December 2021	Managing Director
Stephen M. Kane	9 years (Since inception of the Fund)	Group Managing Director
Bryan Whalen	Since December 2021	Group Managing Director

In addition, effective December 31, 2021, the disclosure relating to the TCW Enhanced Commodity Strategy Fund under the heading “Management of the Funds – Portfolio Managers” on page 108 of the Prospectus is deleted in its entirety and replaced with the following:

TCW Enhanced Commodity Strategy Fund

Bret R. Barker	Managing Director, the Advisor and TCW LLC.
Ruben Hovhannisyan

Managing Director, the Advisor and TCW LLC. Mr. Hovhannisyan joined TCW from Metropolitan West Asset Management company in December 2009. Prior to 2007, Mr. Hovhannisyan was an associate at KPMG Structured Finance Group.

Stephen M. Kane	See above.
Bryan Whalen	See above.

In addition, effective December 31, 2021, the disclosure relating to the TCW Enhanced Commodity Strategy Fund under the heading “Portfolio Management — Ownership of Securities and Other Managed Accounts” on page 60 of the SAI is deleted in its entirety and replaced with the following:

TCW Enhanced Commodity Strategy Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Bret R. Barker	X

Ruben Hovhannisyan[1]	X

Stephen M. Kane				X

Bryan Whalen[1]					X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Bret R. Barker	0	$0	0	$0	3	$2.5	0	$0	0	$0	0	$0

Ruben Hovhannisyan[1]	1	$52	0	$0	0	$0	0	$0	0	$0	0	$0

Stephen M. Kane	25	$117,937	29	$18,795	194	$46,644	0	$0	10	$2,638	7	$4,449

Bryan Whalen[1]	15	$29,695	44	$23,429	221	$70,015	0	$0	18	$1,338	9	$8,285

[1]	Information for Messrs. Hovhannisyan and Whalen are provided as of November 30, 2021.

Disclosure relating to the TCW Total Return Bond Fund:

Effective December 31, 2021, Laird Landmann and Bryan Whalen will be added to the portfolio management team of the TCW Total Return Bond Fund. Therefore, effective December 31, 2021,

the disclosure under the heading “TCW Total Return Bond Fund — Portfolio Managers” on page 58 of the Prospectus is deleted in its entirety and replaced with the following:

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Harrison Choi	4 years	Managing Director
Elizabeth Crawford	Since September 2020	Managing Director
Mitch Flack	11 years	Managing Director
Laird Landmann	Since December 2021	Group Managing Director
Bryan Whalen	Since December 2021	Group Managing Director

In addition, effective December 31, 2021, the disclosure relating to the TCW Total Return Bond Fund under the heading “Management of the Funds – Portfolio Managers” on page 108 of the Prospectus is deleted in its entirety and replaced with the following:

TCW Total Return Bond Fund
Harrison Choi	Managing Director, the Advisor and TCW LLC.
Elizabeth Crawford	Managing Director, the Advisor and TCW LLC.
Mitch Flack	Managing Director, the Advisor, TCW LLC and Metropolitan West Asset Management, LLC.
Laird Landmann	See above.
Bryan Whalen	See above.

In addition, effective December 31, 2021, the disclosure relating to the TCW Total Return Bond Fund under the heading “Portfolio Management — Ownership of Securities and Other Managed Accounts” on page 62 of the SAI is deleted in its entirety and replaced with the following:

TCW Total Return Bond Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Harrison Choi					X

Elizabeth Crawford					X

Mitch Flack					X

Laird Landmann[1]	X

Bryan Whalen[1]					X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Harrison Choi	0	$0	22	$2,862	19	$6,777	0	$0	17	$835	1	$192

Elizabeth Crawford	0	$0	22	$2,862	20	$1,412	0	$0	17	$835	1	$192

Mitch Flack	2	$390	31	$6,813	32	$10,951	0	$0	20	$1,412	2	$4441

Laird Landmann[1]	15	$29,695	47	$23,364	206	$64,721	0	$0	25	$4,244	9	$8,285

Bryan Whalen[1]	15	$29,695	44	$23,429	221	$70,015	0	$0	18	$1,338	9	$8,285

1 Information for Messrs. Landmann and Whalen are provided as of November 30, 2021.

Please retain this Supplement with your Prospectus and SAI for future reference.